Borrowings - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities
Current	$ 3,718	$ 5,138	$ 3,906
Non-current	2,357	8,709	8,631
Total Lease liabilities	6,075	$ 13,847	$ 12,537
Liability from new lease contracts	200
One to five years
Lease Liabilities
Non-current	2,357
More than five years
Lease Liabilities
Non-current	$ 0